Loans from related companies (Details Narrative)	Jun. 30, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Carring interest, rate	2.50%
Bottom of range [member]
IfrsStatementLineItems [Line Items]
Carring interest, rate	2.60%	2.60%
Prime Lending Rate	4.10%
Top of range [member]
IfrsStatementLineItems [Line Items]
Carring interest, rate	8.40%	8.40%
Prime Lending Rate	4.60%